Share Capital - Restricted stock units (Details)											12 Months Ended
	Nov. 21, 2022 USD ($) item $ / shares	Oct. 28, 2022 USD ($) item $ / shares	Sep. 22, 2022 USD ($) item $ / shares	Sep. 21, 2022 USD ($) item $ / shares	Sep. 06, 2022 USD ($) item $ / shares	Aug. 18, 2022 USD ($) item $ / shares	Aug. 17, 2022 item	Aug. 11, 2022 USD ($) item $ / shares	Jul. 29, 2022 USD ($) item $ / shares	Apr. 22, 2022 EquityInstruments	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Share Capital
Fair value of the granted RSUs					$ 431,757
Restricted stock units
Share Capital
Maximum percentage of issued share capital in qualifying ESOP incentives											20.00%
Number of restricted stock units granted	600,000	820,000	300,000	988,961	608,108		675,676	206,200	1,124,569	2,480,532	7,804,046
Expenses related to the RSUs as consulting fees											$ 2,431,464	$ 0
Service Cost											$ 561,285
Vesting period										36 months
Market price per share of RSUs granted | $ / shares	$ 0.23	$ 0.26	$ 0.56	$ 0.61	$ 0.71	$ 0.83		$ 1.03	$ 0.97
Fair value of the granted RSUs	$ 138,000	$ 210,740	$ 168,000	$ 598,321		$ 560,135		$ 212,386	$ 1,090,832
Number of RSUs exercised | item	600,000	820,000			608,108	675,676			1,124,569		3,828,353